FAIR VALUE MEASUREMENTS, Fair Value of Investments (Details) - Unobservable Inputs (Level 3) [Member]	Dec. 31, 2022	[2]
Weighted Average [Member]
Equity, Fair Value Disclosure [Abstract]
Market adjustment	(0.20)	[1]
Minimum [Member]
Equity, Fair Value Disclosure [Abstract]
Market adjustment	(0.90)
Maximum [Member]
Equity, Fair Value Disclosure [Abstract]
Market adjustment	0.07

[1]	Input was weighted based on the fair value of the investments included in the range.
[2]	Significant increase (decrease) in the input would result in a significantly higher (lower) fair value measurement, depending on the materiality of the investment.